Debt - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	9 Months Ended		12 Months Ended
	Mar. 29, 2021	Jun. 23, 2016	May 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Proceeds from Convertible debt					$ 16,775	$ 16,775	$ 0
Payment of issuance costs				$ 392	$ 134	134	0
Warrants and rights outstanding				1,293		$ 125
Trinity Capital [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 11,250
Line of Credit Facility, Current Borrowing Capacity	$ 5,000
Line of Credit Facility, Interest Rate During Period	3.25%
Debt Instrument, Collateral Amount				13,292
Debt Issuance Costs, Line of Credit Arrangements, Net				392
Trinity Capital [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term Line of Credit				$ 11,250
Two Thousand And Twenty One Common Warrant [Member] | Common Stock Warrants Classified As Equity [Member]
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right may be converted				91,724
Common Stock Warrants [Member] | Common Stock Warrants Classified As Equity [Member]
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right may be converted						40,000
Common Stock Warrants [Member] | Two Thousand And Twenty One Common Warrant [Member] | Common Stock Warrants Classified As Equity [Member]
Debt Instrument [Line Items]
Class of warrant or right exercise price of warrants or rights				$ 1.74
Loan Agreement [Member] | Common Stock Warrants [Member]
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right may be converted		40,000
Class of warrant or right exercise price of warrants or rights		$ 0.22
Loan And Security Agreement [Member] | Common Stock Warrants [Member]
Debt Instrument [Line Items]
Class of warrant or right, Warrants issued during period related to financing				34,483
Loan And Security Agreement [Member] | Common Stock Warrants [Member] | Two Thousand And Twenty One Common Warrant [Member] | Common Stock Warrants Classified As Equity [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding				$ 232
Class of warrant or right, Warrants authorized to issue				51,724
Debt Funding [Member] | Trinity Capital [Member]
Debt Instrument [Line Items]
Debt instrument payment terms				36 months
Equipment Financing [Member]
Debt Instrument [Line Items]
Class of warrant or right, Warrants issued during period related to financing				219,839
Derivative Liability				$ 138
Convertible Debt [Member] | Two Thousand And Twenty Notes [Member]
Debt Instrument [Line Items]
Proceeds from Convertible debt			$ 16,775
Debt instrument interest rate			5.00%
Accrued interest			$ 587	1,224		$ 587
Debt instrument term			2 years
Debt instrument convertible discounted conversion price						85.00%
Debt instrument convertible period for right to receive royalty payments						15 years
Payment of issuance costs						$ 134
Notes Payable to Banks [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		4.25%
Debt face amount		$ 2,000
Debt instrument date of last interest payment		Mar. 31, 2017
Debt instrument, date of first required payment		Apr. 01, 2017
Debt instrument maturity date		Mar. 01, 2020
Debt Instrument annual principal payment						$ 167	$ 667
Term Loan [Member] | Loan And Security Agreement [Member]
Debt Instrument [Line Items]
Payment of issuance costs				411
Debt face amount				$ 15,000
Debt instrument, date of first required payment				Apr. 01, 2022
Debt instrument maturity date				Sep. 01, 2024
Proceeds from issuance of debt				$ 10,000
Debt instrument, Borrowing end date				Mar. 31, 2022
Long term debt, Percentage bearing fixed interest, Percentage rate				3.50%
Debt instrument, Frequency of periodic payment, Accrued interest				monthly
Debt instrument, Unused borrowing capacity, Amount				$ 5,000
Percentage Of The Original Principal Amount Of Debt Instrument Paid As Final Payment Fee On Debt Prepayment In Full				4.00%
Extinguishment of debt, Amount that may be prepaid in increments				$ 5,000
Debt issuance costs, Net				$ 411
Debt instrument, Frequency of periodic payment				monthly
Term Loan [Member] | Loan And Security Agreement [Member] | On Or Before September Twenty Two Two Thousand And Twenty Two [Member]
Debt Instrument [Line Items]
Extinguishment of debt, Percentage of principal prepaid				3.00%
Extinguishment of debt, Prepayment, Terms				prepayment made on or before September 22, 2022
Term Loan [Member] | Loan And Security Agreement [Member] | After September Twenty Two Two Thousand And Twenty Two And On Or Before September Twenty Two Two Thousand And Twenty Three [Member]
Debt Instrument [Line Items]
Extinguishment of debt, Percentage of principal prepaid				2.00%
Extinguishment of debt, Prepayment, Terms				prepayment made after September 22, 2022 and on or before September 22, 2023
Term Loan [Member] | Loan And Security Agreement [Member] | After September Twenty Two Two Thousand And Twenty Three And On Or Before September One Two Thousand And Twenty Four [Member]
Debt Instrument [Line Items]
Extinguishment of debt, Percentage of principal prepaid				1.00%
Extinguishment of debt, Prepayment, Terms				prepayment made after September 22, 2023 and on or before September 1, 2024
Term Loan [Member] | Loan And Security Agreement [Member] | Based On Borrowings [Member]
Debt Instrument [Line Items]
Debt instrument, date of first required payment				Oct. 01, 2022
Term Loan [Member] | Loan And Security Agreement [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument, Basis spread on variable rate				0.25%